Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhfiiretlvng-20140929_SupplementTextBlock

John Hancock Funds II
Supplement dated September 29, 2014 to the current Class A Prospectus

John Hancock Retirement Living through 2010 Portfolio
John Hancock Retirement Living through 2015 Portfolio
John Hancock Retirement Living through 2020 Portfolio
John Hancock Retirement Living through 2025 Portfolio
John Hancock Retirement Living through 2030 Portfolio
John Hancock Retirement Living through 2035 Portfolio
John Hancock Retirement Living through 2040 Portfolio
John Hancock Retirement Living through 2045 Portfolio
John Hancock Retirement Living through 2050 Portfolio
John Hancock Retirement Living through 2055 Portfolio (the "funds")

Effective September 29, 2014, the Annual fund operating expenses table and the Expense example table for each of the funds are revised and restated as follows:

John Hancock Retirement Living through 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	0.26
Acquired fund fees and expenses [2]	0.74
Total annual fund operating expenses [3]	1.36
Contractual expense reimbursement [4,5]	-0.29
Total annual fund operating expenses after expense reimbursements	1.07

[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	604
3 years	882
5 years	1,181
10 years	2,029

John Hancock Retirement Living through 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	0.24
Acquired fund fees and expenses [2]	0.74
Total annual fund operating expenses [3]	1.34
Contractual expense reimbursement [4,5]	-0.25
Total annual fund operating expenses after expense reimbursements	1.09
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	606
3 years	880
5 years	1,175
10 years	2,011

John Hancock Retirement Living through 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	0.23
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.34
Contractual expense reimbursement [4,5]	-0.23
Total annual fund operating expenses after expense reimbursements	1.11
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	608
3 years	882
5 years	1,176
10 years	2,013

John Hancock Retirement Living through 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	0.23
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.34
Contractual expense reimbursement [4,5]	-0.21
Total annual fund operating expenses after expense reimbursements	1.13
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	609
3 years	884
5 years	1,178
10 years	2,015

John Hancock Retirement Living through 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rulke 12b-1) fees	0.30
Other expenses [1]	0.24
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.35
Contractual expense reimbursement [4,5]	-0.22
Total annual fund operating expenses after expense reimbursements	1.13
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	609
3 years	886
5 years	1,182
10 years	2,025

John Hancock Retirement Living through 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	0.26
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.37
Contractual expense reimbursement [4,5]	-0.23
Total annual fund operating expenses after expense reimbursements	1.14
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	610
3 years	891
5 years	1,192
10 years	2,045

John Hancock Retirement Living through 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	0.27
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.38
Contractual expense reimbursement [4,5]	-0.24
Total annual fund operating expenses after expense reimbursements	1.14
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	610
3 years	893
5 years	1,196
10 years	2,055

John Hancock Retirement Living through 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	0.28
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.39
Contractual expense reimbursement [4,5]	-0.25
Total annual fund operating expenses after expense reimbursements	1.14
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	610
3 years	895
5 years	1,200
10 years	2,065

John Hancock Retirement Living through 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	1.78
Acquired fund fees and expenses [2]	0.76
Total annual fund operating expenses [3]	2.90
Contractual expense reimbursement [4,5,6]	-1.73
Total annual fund operating expenses after expense reimbursements	1.17
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund."Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	613
3 years	1,197
5 years	1,806
10 years	3,444

John Hancock Retirement Living through 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.06
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	1.78
Acquired fund fees and expenses [2]	0.76
Total annual fund operating expenses [3]	2.90
Contractual expense reimbursement [4,5]	-1.73
Total annual fund operating expenses after expense reimbursements	1.17
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which certain fund-level expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. In addition, the advisor has contractually agreed to limit class-specific expenses of Class A shares to 0.05% of the average annual net assets (on an annualized basis) attributable to Class A shares. The current expense limitation agreements expire on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	613
3 years	1,197

John Hancock Funds II
Supplement dated September 29, 2014 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 Prospectus

John Hancock Retirement Living through 2010 Portfolio
John Hancock Retirement Living through 2015 Portfolio
John Hancock Retirement Living through 2020 Portfolio
John Hancock Retirement Living through 2025 Portfolio
John Hancock Retirement Living through 2030 Portfolio
John Hancock Retirement Living through 2035 Portfolio
John Hancock Retirement Living through 2040 Portfolio
John Hancock Retirement Living through 2045 Portfolio
John Hancock Retirement Living through 2050 Portfolio
John Hancock Retirement Living through 2055 Portfolio (the "Funds")

Effective September 29, 2014, the Annual fund operating expenses table and the Expense example table for each of the Funds is revised and restated as follows:

Retirement Living through 2010 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R2		Class R3		Class R4		Class R5
Management fee	0.06		0.06		0.06		0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.50		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25		0.15		0.10		0.05
Remainder of other expenses	3.54		5.49		1.04		3.34		0.48
Total other expenses	3.79		5.74	[2]	1.19	[2]	3.44		0.53
Acquired fund fees and expenses 3	0.74		0.74		0.74		0.74		0.74
Total annual fund operating expenses 4	5.09		6.79		2.49		4.49		1.33
Contractual expense reimbursement 5,6	-3.77		-5.72		-1.27		-3.67	[7]	-0.71
Total annual fund operating expenses after expense reimbursements	1.32		1.07		1.22		0.82		0.62

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	134	109	124	84	63
3 years	1,189	1,495	654	1,024	351
5 years	2,242	2,832	1,211	1,974	661
10 years	4,865	5,971	2,730	4,391	1,539

Retirement Living through 2015 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3		Class R4		Class R5
Management fee	0.06	0.06		0.06		0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50		0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	[1]	0.10	[1]	0.05
Remainder of other expenses	1.05	10.28		0.31		12.77		0.44
Total other expenses	1.30	10.53	[2]	0.46		12.87	[2]	0.49
Acquired fund fees and expenses [3]	0.74	0.74		0.74		0.74		0.74
Total annual fund operating expenses [4]	2.60	11.58		1.76		13.92		1.29
Contractual expense reimbursement [5,6]	-1.26	-10.49		-0.52		-13.08	[7]	-0.65
Total annual fund operating expenses after expense reimbursements	1.34	1.09		1.24		0.84		0.64

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	136	111	126	86	65
3 years	688	2,362	503	2,733	345
5 years	1,267	4,326	905	4,928	645
10 years	2,841	8,212	2,030	8,917	1,499

Retirement Living through 2020 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R2		Class R3	Class R4		Class R5
Management fee	0.06		0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.15	0.10		0.05
Remainder of other expenses	0.51		5.30		0.36	1.84		0.21
Total other expenses	0.76		5.55	[2]	0.51	1.94		0.26
Acquired fund fees and expenses [3]	0.75		0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.07		6.61		1.82	3.00		1.07
Contractual expense reimbursement [5,6]	-0.71		-5.50		-0.56	-2.14	[7]	-0.41
Total annual fund operating expenses after expense reimbursements	1.36		1.11		1.26	0.86		0.66

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	138	113	128	88	67
3 years	580	1,465	518	725	300
5 years	1,048	2,773	933	1,388	550
10 years	2,344	5,863	2,091	3,166	1,269

Retirement Living through 2025 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.06	0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	0.10	[1]	0.05
Remainder of other expenses	0.49	6.73		0.43	0.98		0.30
Total other expenses	0.74	6.98		0.58	1.08		0.35
Acquired fund fees and expenses [3]	0.75	0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.05	8.04		1.89	2.14		1.16
Contractual expense reimbursement [5,6]	-0.67	-6.91		-0.61	-1.26	[7]	-0.48
Total annual fund operating expenses after expense reimbursements	1.38	1.13		1.28	0.88		0.68

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	140	115	130	90	69
3 years	578	1,735	535	548	321
5 years	1,042	3,258	965	1,033	592
10 years	2,326	6,678	2,162	2,373	1,366

Retirement Living through 2030 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R2		Class R3	Class R4		Class R5
Management fee	0.06		0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25		0.15	0.10	[1]	0.05
Remainder of other expenses	0.52		5.24		0.49	2.32		0.26
Total other expenses	0.77		5.49	[2]	0.64	2.42		0.31
Acquired fund fees and expenses [3]	0.75		0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.08		6.55		1.95	3.48		1.12
Contractual expense reimbursement [5,6]	-0.70		-5.42		-0.67	-2.60	[7]	-0.44
Total annual fund operating expenses after expense reimbursements	1.38		1.13		1.28	0.88		0.68

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	140	115	130	90	69
3 years	584	1,455	547	826	312
5 years	1,054	2,753	990	1,584	574
10 years	2,355	5,827	2,221	3,583	1,324

Retirement Living through 2035 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.06	0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	0.10	[1]	0.05
Remainder of other expenses	0.65	14.60		0.58	1.35		0.58
Total other expenses	0.90	14.85		0.73	1.45		0.63
Acquired fund fees and expenses [3]	0.75	0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.21	15.91		2.04	2.51		1.44
Contractual expense reimbursement [5,6]	-0.82	-14.77		-0.75	-1.62	[7]	-0.75
Total annual fund operating expenses after expense reimbursements	1.39	1.14		1.29	0.89		0.69

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	142	116	131	91	70
3 years	612	3,070	567	627	382
5 years	1,110	5,415	1,029	1,189	715
10 years	2,480	9,373	2,309	2,723	1,660

Retirement Living through 2040 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.06	0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	0.10		0.05
Remainder of other expenses	0.77	9.15		0.52	2.30		0.40
Total other expenses	1.02	9.40	[2]	0.67	2.40		0.45
Acquired fund fees and expenses [3]	0.75	0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.33	10.46		1.98	3.46		1.26
Contractual expense reimbursement [5,6]	-0.94	-9.32		-0.69	-2.57	[7]	-0.57
Total annual fund operating expenses after expense reimbursements	1.39	1.14		1.29	0.89		0.69

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	142	116	131	91	70
3 years	637	2,172	555	822	343
5 years	1,160	4,009	1,004	1,577	637
10 years	2,594	7,794	2,251	3,566	1,472

Retirement Living through 2045 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2		Class R3	Class R4		Class R5
Management fee	0.06	0.06		0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25		0.50	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	[1]	0.15	0.10		0.05
Remainder of other expenses	0.99	11.64		1.19	2.00		1.01
Total other expenses	1.24	11.89	[2]	1.34	2.10		1.06
Acquired fund fees and expenses [3]	0.75	0.75		0.75	0.75		0.75
Total annual fund operating expenses [4]	2.55	12.95		2.65	3.16		1.87
Contractual expense reimbursement [5,6]	-1.16	-11.81		-1.36	-2.27	[7]	-1.18
Total annual fund operating expenses after expense reimbursements	1.39	1.14		1.29	0.89		0.69

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	142	116	131	91	70
3 years	683	2,597	694	761	473
5 years	1,251	4,698	1,283	1,456	901
10 years	2,798	8,654	2,883	3,309	2,094

Retirement Living through 2050 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4		Class R5
Management fee	0.06	0.06	0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.50	0.25		0.00
Other expenses
Service plan fee [1]	0.25	0.25	0.15	0.10		0.05
Remainder of other expenses	12.27	11.58	15.25	15.23		2.57
Total other expenses	12.52	11.83	15.40	15.33		2.62
Acquired fund fees and expenses [2]	0.76	0.76	0.76	0.76		0.76
Total annual fund operating expenses [3]	13.84	12.90	16.72	16.40		3.44
Contractual expense reimbursement [4,5] [6]	-12.42	-11.73	-15.40	-15.48	[7]	-2.72
Total annual fund operating expenses after expense reimbursements	1.42	1.17	1.32	0.92		0.72

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund."Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of  Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	145	119	134	94	74
3 years	2,764	2,591	3,207	3,130	802
5 years	4,940	4,687	5,602	5,513	1,554
10 years	8,906	8,639	9,524	9,463	3,538

Retirement Living through 2055 Portfolio - Class R1, Class R2, Class R3, Class R4 and Class R5

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4		Class R5
Management fee	0.06	0.06	0.06	0.06		0.06
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.50	0.25		0.00
Other expenses
Service plan fee [1]	0.25	0.25	0.15	0.10		0.05
Remainder of other expenses	12.27	11.58	15.25	15.23		2.57
Total other expenses	12.52	11.83	15.40	15.33		2.62
Acquired fund fees and expenses [2]	0.76	0.76	0.76	0.76		0.76
Total annual fund operating expenses [3]	13.84	12.90	16.72	16.40		3.44
Contractual expense reimbursement [4,5]	-12.42	-11.73	-15.40	-15.48	[6]	-2.72
Total annual fund operating expenses after expense reimbursements	1.42	1.17	1.32	0.92		0.72

[1]	"Service plan fee" has been restated to reflect maximum allowable fees.

[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which certain fund-level expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. In addition, the advisor has contractually agreed to limit class-specific expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares to 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. The current expense limitation agreements expire on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	145	119	134	94	74
3 years	2,764	2,591	3,207	3,130	802

John Hancock Funds II
Supplement dated September 29, 2014 to the current Class R6 Prospectus

John Hancock Retirement Living through 2010 Portfolio
John Hancock Retirement Living through 2015 Portfolio
John Hancock Retirement Living through 2020 Portfolio
John Hancock Retirement Living through 2025 Portfolio
John Hancock Retirement Living through 2030 Portfolio
John Hancock Retirement Living through 2035 Portfolio
John Hancock Retirement Living through 2040 Portfolio
John Hancock Retirement Living through 2045 Portfolio
John Hancock Retirement Living through 2050 Portfolio
John Hancock Retirement Living through 2055 Portfolio (the "funds")

Effective September 29, 2014, the Annual fund operating expenses table and the Expense example table for each of the funds are revised and restated as follows:

Retirement Living through 2010 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.91
Acquired fund fees and expenses [2]	0.74
Total annual fund operating expenses [3]	1.71
Contractual expense reimbursement [4,5]	-1.14
Total annual fund operating expenses after expense reimbursements	0.57
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	58
3 years	427
5 years	821
10 years	1,924

Retirement Living through 2015 Portfolio - Class R6

Annual fund operating expenses> (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.60
Acquired fund fees and expenses [2]	0.74
Total annual fund operating expenses [3]	1.40
Contractual expense reimbursement [4,5]	-0.81
Total annual fund operating expenses after expense reimbursements	0.59
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	60
3 years	363
5 years	688
10 years	1,610

Retirement Living through 2020 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.41
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.22
Contractual expense reimbursement [4,5]	-0.61
Total annual fund operating expenses after expense reimbursements	0.61
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	62
3 years	327
5 years	612
10 years	1,423

Retirement Living through 2025 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.38
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.19
Contractual expense reimbursement [4,5]	-0.56
Total annual fund operating expenses after expense reimbursements	0.63
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	64
3 years	322
5 years	600
10 years	1,393

Retirement Living through 2030 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.43
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.24
Contractual expense reimbursement [4,5]	-0.61
Total annual fund operating expenses after expense reimbursements	0.63
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	64
3 years	333
5 Years	622
10 years	1,446

Retirement Living through 2035 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	0.65
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.46
Contractual expense reimbursement [4,5]	-0.82
Total annual fund operating expenses after expense reimbursements	0.64
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	65
3 years	381
5 years	719
10 years	1,676

Retirement Living through 2040 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	1.07
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.88
Contractual expense reimbursement [4,5]	-1.24
Total annual fund operating expenses after expense reimbursements	0.64
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	65
3 years	470
5 years	901
10 years	2,100

Retirement Living through 2045 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses [1]	1.17
Acquired fund fees and expenses [2]	0.75
Total annual fund operating expenses [3]	1.98
Contractual expense reimbursement [4,5]	-1.34
Total annual fund operating expenses after expense reimbursements	0.64
[1] "Other expenses" have been restated to reflect current transfer agency and service fees.

[2] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[3] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	65
3 years	491
5 years	943
10 years	2,198

Retirement Living through 2050 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses	8.24
Acquired fund fees and expenses [1]	0.76
Total annual fund operating expenses [2]	9.06
Contractual expense reimbursement [3,4,5]	-8.39
Total annual fund operating expenses after expense reimbursements	0.67
[1] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund."Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares.  "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	68
3 years	1,883
5 years	3,553
10 years	7,170

Retirement Living through 2055 Portfolio - Class R6

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.06
Other expenses	8.24
Acquired fund fees and expenses [1]	0.76
Total annual fund operating expenses [2]	9.06
Contractual expense reimbursement [3,4]	-8.39
Total annual fund operating expenses after expense reimbursements	0.67
[1] "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2] The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3] The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which certain fund-level expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. In addition, the advisor has contractually agreed to limit class-specific expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. The current expense limitation agreements expire on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	68
3 years	1,883

John Hancock Funds II
Supplement dated September 29, 2014 to the current Class 1 Prospectus

John Hancock Retirement Living through 2010 Portfolio
John Hancock Retirement Living through 2015 Portfolio
John Hancock Retirement Living through 2020 Portfolio
John Hancock Retirement Living through 2025 Portfolio
John Hancock Retirement Living through 2030 Portfolio
John Hancock Retirement Living through 2035 Portfolio
John Hancock Retirement Living through 2040 Portfolio
John Hancock Retirement Living through 2045 Portfolio
John Hancock Retirement Living through 2050 Portfolio
John Hancock Retirement Living through 2055 Portfolio (the "Funds")

Effective September 29, 2014, the Annual fund operating expenses table and the Expense example table for each of the Funds is revised and restated as follows:

John Hancock Retirement Living through 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.74
Total annual fund operating expenses [2]	0.88
Contractual expense reimbursement [3]	-0.26
Total annual fund operating expenses after expense reimbursements	0.62

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	63
3 years	255
5 years	462
10 years	1,060

John Hancock Retirement Living through 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.74
Total annual fund operating expenses [2]	0.88
Contractual expense reimbursement [3]	-0.24
Total annual fund operating expenses after expense reimbursements	0.64

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24 % of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	65
3 years	257
5 years	464
10 years	1.062

John Hancock Retirement Living through 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.75
Total annual fund operating expenses [2]	0.88
Contractual expense reimbursement [3]	-0.22
Total annual fund operating expenses after expense reimbursements	0.66

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	67
3 years	259
5 years	466
10 years	1,064

John Hancock Retirement Living through 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.75
Total annual fund operating expenses [2]	0.88
Contractual expense reimbursement [3]	-0.20
Total annual fund operating expenses after expense reimbursements	0.68

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	69
3 years	261
5 years	468
10 years	1,066

John Hancock Retirement Living through 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.75
Total annual fund operating expenses [2]	0.88
Contractual expense reimbursement [3]	-0.20
Total annual fund operating expenses after expense reimbursements	0.68

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	69
3 years	261
5 years	468
10 years	1,066

John Hancock Retirement Living through 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.75
Total annual fund operating expenses [2]	0.89
Contractual expense reimbursement [3]	-0.20
Total annual fund operating expenses after expense reimbursements	0.69

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	70
3 years	264
5 years	473
10 years	1,078

John Hancock Retirement Living through 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.75
Total annual fund operating expenses [2]	0.89
Contractual expense reimbursement [3]	-0.20
Total annual fund operating expenses after expense reimbursements	0.69

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	70
3 years	264
5 years	473
10 years	1,078

John Hancock Retirement Living through 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.75
Total annual fund operating expenses [2]	0.89
Contractual expense reimbursement [3]	-0.20
Total annual fund operating expenses after expense reimbursements	0.69

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	70
3 years	264
5 years	473
10 years	1,078

John Hancock Retirement Living through 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.12
Acquired fund fees and expenses 1	0.76
Total annual fund operating expenses 2	0.99
Contractual expense reimbursement 3 ,4	-0.27
Total annual fund operating expenses after expense reimbursements	0.72

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	74
3 years	288
5 years	521
10 years	1,078

John Hancock Retirement Living through 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.06
Distribution and service (12b-1) fees	0.05
Other expenses	0.12
Acquired fund fees and expenses [1]	0.76
Total annual fund operating expenses [2]	0.99
Contractual expense reimbursement [3,4]	-0.27
Total annual fund operating expenses after expense reimbursements	0.72

[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 years	74
3 years	288

(Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2010 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 604
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,029
(Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2015 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	606
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,011
(Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2020 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	608
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,013
(Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2025 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	609
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,015
(Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2030 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	609
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,025
(Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2035 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	610
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,045
(Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2040 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	610
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,055
(Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2045 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	610
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,065
(Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2050 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.78%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.90%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[5],[6],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	613
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,806
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,444
(Retirement Living Portfolios - Class A) | (Retirement Living through 2055 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class A) | (Retirement Living through 2055 Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.78%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.90%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[7],[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	613
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,197
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2010 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2010 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	3.54%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	3.79%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	5.09%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.77%)	[10],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,865
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2010 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	5.49%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	5.74%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.79%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.72%)	[10],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,832
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,971
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2010 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.04%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.19%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[10],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,730
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2010 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	3.34%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	3.44%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.49%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.67%)	[10],[11],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,024
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,391
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2010 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.53%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[10],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,539
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2015 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2015 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.60%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[10],[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,841
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2015 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	10.28%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	10.53%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	11.58%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.49%)	[10],[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,326
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,212
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2015 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[10],[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2015 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	12.77%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	12.87%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	13.92%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.08%)	[10],[11],[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,917
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2015 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.49%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[10],[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,499
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2020 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2020 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.76%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[10],[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,048
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,344
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2020 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	5.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	5.55%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.61%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.50%)	[10],[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,863
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2020 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[10],[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,091
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2020 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.84%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.94%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.00%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[10],[11],[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	725
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,388
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,166
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2020 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[10],[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,269
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2025 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2025 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.74%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[10],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,326
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2025 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	6.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	6.98%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	8.04%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.91%)	[10],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,678
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2025 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.58%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[10],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,162
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2025 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.98%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[10],[11],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,033
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,373
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2025 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[10],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,366
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2030 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2030 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.77%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,054
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,355
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2030 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	5.24%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	5.49%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.55%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.42%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,753
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,827
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2030 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.64%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2030 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	2.32%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.42%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.48%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.60%)	[11],[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	826
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,583
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2030 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,324
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2035 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2035 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.65%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.90%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,110
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,480
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2035 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	14.60%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	14.85%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	15.91%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.77%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,070
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,373
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2035 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.73%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	567
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,309
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2035 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.35%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[11],[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,723
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2035 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.63%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,660
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2040 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2040 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.77%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,160
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,594
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2040 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	9.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	9.40%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	10.46%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.32%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,009
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,794
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2040 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.52%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.67%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,251
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2040 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	2.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.46%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.57%)	[11],[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,566
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2040 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,472
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2045 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2045 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.99%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.55%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	683
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,798
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2045 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	11.64%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	11.89%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	12.95%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.81%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,654
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2045 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.19%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.65%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,883
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2045 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	2.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.16%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[11],[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,309
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2045 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.01%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[14],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,094
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2050 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2050 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	12.27%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	12.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	13.84%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.42%)	[14],[6],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,940
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,906
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2050 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	11.58%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	11.83%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	12.90%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.73%)	[14],[6],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,687
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,639
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2050 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	15.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.72%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.40%)	[14],[6],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,524
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2050 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.23%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	15.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.40%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.48%)	[11],[14],[6],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,463
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2050 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	2.57%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.44%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.72%)	[14],[6],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,538
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2055 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2055 Portfolio) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	12.27%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	12.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	13.84%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.42%)	[15],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,764
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2055 Portfolio) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	11.58%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	11.83%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	12.90%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.73%)	[15],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,591
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2055 Portfolio) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	15.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.72%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.40%)	[15],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,207
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2055 Portfolio) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.23%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	15.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.40%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.48%)	[15],[16],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,130
(Retirement Living Portfolios - Classes R1 - R5) | (Retirement Living through 2055 Portfolio) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[9]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	2.57%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.44%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.72%)	[15],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2010 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.91%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[17],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,924
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2015 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.60%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[12],[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,610
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2020 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[13],[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,423
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2025 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.38%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[17],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,393
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2030 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.43%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[17],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,446
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2035 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[17],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,676
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2040 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.07%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)	[17],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	470
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,100
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2045 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.17%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.64%	[17],[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,198
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2050 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	8.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	9.06%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.39%)	[17],[6],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,553
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,170
(Retirement Living Portfolios - Class R6) | (Retirement Living through 2055 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class R6) | (Retirement Living through 2055 Portfolio) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	8.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	9.06%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.39%)	[18],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,883
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2010 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2010 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,060
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2015 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2015 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,062
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2020 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2020 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,064
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2025 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2025 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,066
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2030 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2030 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,066
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2035 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2035 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,078
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2040 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2040 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,078
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2045 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2045 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,078
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2050 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2050 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[20],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,078
(Retirement Living Portfolios - Class 1) | (Retirement Living through 2055 Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living Portfolios - Class 1) | (Retirement Living through 2055 Portfolio) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[20],[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 288

[1]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.50% of the average annual net assets (on an annualized basis) attributable to Class A shares. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund."Other expenses" means all of the expenses of the fund' excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[8]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which certain fund-level expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. In addition, the advisor has contractually agreed to limit class-specific expenses of Class A shares to 0.05% of the average annual net assets (on an annualized basis) attributable to Class A shares. The current expense limitation agreements expire on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[9]	"Service plan fee" has been restated to reflect maximum allowable fees.
[10]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class R1, Class R2, Class R3, Class R4, and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[11]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[12]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[14]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class R1, Class R2, Class R3, Class R4 and Class R5 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which certain fund-level expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. In addition, the advisor has contractually agreed to limit class-specific expenses of Class R1, Class R2, Class R3, Class R4 and Class R5 shares to 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. The current expense limitation agreements expire on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[16]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares, resulting in Rule 12b-1 fees of 0.15%. The current waiver agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[17]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares in an amount equal to the amount by which the "Expenses" of the share class exceed 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. "Expenses" means all expenses attributable to a class of shares, excluding fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[18]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which certain fund-level expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. In addition, the advisor has contractually agreed to limit class-specific expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. The current expense limitation agreements expire on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[19]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain Expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24 % of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[20]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.